Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31
	2017	2016
	€ in thousands
Cash	11,729	11,243
On Call deposits (*)	12,333	11,243
	23,962	22,486

(*)	The annual interest rate for deposits as of December 31, 2017 is 1.5% (0.75%-1.25% as of December 31, 2016).

The Company’s exposure to credit and currency risks is disclosed in Note 21.